Key Developments - Acquisition of silver and gold streams on Arcata and Azuca mines (Details) - Sierra Sun Streams - USD ($) $ in Millions		12 Months Ended
	Feb. 27, 2025	Dec. 31, 2025
Disclosure Of Key Developments [Line Items]
Percentage of gold and silver stream	5.00%
Cash consideration to acquire gold and silver stream	$ 35.0	$ 35.1
Percentage of spot gold price for each ounce of gold delivered	10.00%